NOTE 14 - Convertible Loan: Schedule of Carrying Amounts and Amount to be paid at Maturity of Convertible Loan (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loan B
Schedule of Carrying Amounts and Amount to be paid at Maturity of Convertible Loan
Convertible loan B	As of Maturity Date
Carrying amount	-
Amount to be paid at Maturity Date (principal + accrued interest)	-